Chapter 11-Schedule Of Reorganization Items (Details) - USD ($) $ in Millions		2 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jan. 20, 2022	Feb. 22, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021	Feb. 24, 2023	Feb. 23, 2022	Jan. 31, 2022
Reorganization, Chapter 11 [Line Items]
Gain on settlement of liabilities subject to compromise				$ 0	$ 0
Fresh Start valuation adjustments				0	0
Loss on deconsolidation of Paratus Energy Services				0	0
Advisory and professional fees				(15)	0
Expense of predecessor Directors & Officers insurance policy				0	0
Remeasurement of terminated lease to allowed claim				0	0
Interest income on surplus cash				0	0
Total reorganization items, net		$ 3,683		(15)	0	$ (296)
Carrying value of Paratus Energy Services Ltd equity at January 20, 2022	$ (152)			(84)	(90)			$ (64)
Fair value of retained 35% interest in Paratus Energy Services Ltd	56
Reclassification of NSNCo accumulated other comprehensive losses to income on disposal	(16)
Share in results from associated companies (net of tax)	$ (112)	2		$ 2	$ (37)	(3)
PES
Reorganization, Chapter 11 [Line Items]
Ownership interest ( in percent)	35.00%		35.00%	35.00%	0.00%		35.00%		35.00%
Carrying value of Paratus Energy Services Ltd equity at January 20, 2022				$ (31)	$ 0
Share in results from associated companies (net of tax)		3		8	0	0
Paratus (Formerly NSNCo)
Reorganization, Chapter 11 [Line Items]
Ownership interest (as percent)	35.00%
Paratus (Formerly NSNCo) | NSNCo noteholders
Reorganization, Chapter 11 [Line Items]
Ownership interest prior to disposal (in percent)	65.00%
PES
Reorganization, Chapter 11 [Line Items]
Ownership interest prior to disposal (in percent)									65.00%
Share in results from associated companies (net of tax)			$ (8)
Continuing operations
Reorganization, Chapter 11 [Line Items]
Total reorganization items, net				(15)	0
Discontinued operations
Reorganization, Chapter 11 [Line Items]
Total reorganization items, net				$ 0	$ 0
Predecessor
Reorganization, Chapter 11 [Line Items]
Gain on settlement of liabilities subject to compromise		3,581				0
Fresh Start valuation adjustments		242				0
Loss on deconsolidation of Paratus Energy Services		(112)				0
Advisory and professional fees		(44)				(127)
Expense of predecessor Directors & Officers insurance policy		(17)				0
Remeasurement of terminated lease to allowed claim		0				(186)
Interest income on surplus cash		1				3
Total reorganization items, net		3,651				(310)
Carrying value of Paratus Energy Services Ltd equity at January 20, 2022		(81)
Predecessor | Continuing operations
Reorganization, Chapter 11 [Line Items]
Total reorganization items, net		3,683				(296)
Predecessor | Discontinued operations
Reorganization, Chapter 11 [Line Items]
Total reorganization items, net		$ (32)				$ (14)